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DFA Global Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
Investment Objective
The investment objective of the DFA Global Real Estate Securities Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the DFA Global Real Estate Securities Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	DFA Global Real Estate Securities Portfolio DFA Global Real Estate Securities Portfolio Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DFA Global Real Estate Securities Portfolio DFA Global Real Estate Securities Portfolio Shares
Management Fee	0.20%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver and/or Expense Reimbursement	0.10%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.24%
[1]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE
This Example is meant to help you compare the cost of investing in the DFA Global Real Estate Securities Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
DFA Global Real Estate Securities Portfolio | DFA Global Real Estate Securities Portfolio Shares | USD ($)	25	99	181	421

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
DFA Global Real Estate Securities Portfolio | DFA Global Real Estate Securities Portfolio Shares | USD ($)	25	99	181	421

PORTFOLIO TURNOVER
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The DFA Global Real Estate Securities Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio and the Portfolio pays transaction costs when buying and selling securities directly. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its direct investments portfolio.
Principal Investment Strategies
The DFA Global Real Estate Securities Portfolio seeks to achieve exposure to a broad portfolio of securities of U.S. and
non-U.S.
companies in the real estate industry, with a focus on real estate investment trusts (“REITs”) or companies that the Advisor considers to be REIT-like entities. The Portfolio may pursue its investment objective by investing its assets in the DFA Real Estate Securities Portfolio, DFA International Real Estate Securities Portfolio (the “Underlying Funds”), and/or directly in securities of companies in the real estate industry. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders. The Portfolio and Underlying Funds generally consider a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REITs and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. The Portfolio and each Underlying Fund invest in companies principally engaged in the real estate industry in its designated market using a market capitalization weighted approach. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a real estate company within an eligible country, the greater its representation in the Portfolio and each Underlying Fund. The Advisor may adjust the representation in the Portfolio or the Underlying Funds of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, and other factors that the Advisor determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor considers different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time. The Advisor also may limit or fix the Portfolio’s exposure to a particular country or issuer.
As a
non-fundamental
policy, under normal circumstances, at least 80% of the DFA Global Real Estate Securities Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in securities of companies in the real estate industry. In addition to, or in place of, investments in the Underlying Funds, the Portfolio also is permitted to invest directly in the same types of securities of companies in the real estate industry that are eligible investments for the Underlying Funds. The Portfolio and each Underlying Fund intend to purchase securities of companies associated with countries that the Advisor has identified as approved markets for investment for the Portfolio or Underlying Fund. The Portfolio, directly or indirectly through its investment in the Underlying Funds, invests a substantial portion of its assets in the securities of issuers located in multiple countries throughout the world.
The DFA Global Real Estate Securities Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund.
The DFA Global Real Estate Securities Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.
A summary of the investment strategies and policies of the Underlying Funds in which the DFA Global Real Estate Securities Portfolio invests as of the date of this Prospectus (other than the Underlying Funds that are included elsewhere in the Portfolio’s Prospectus) is described in the Portfolio’s Prospectus in the section entitled
“ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.

Principal Risks
Because the value of your investment in the DFA Global Real Estate Securities Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.
Fund of Funds Risk:
The investment performance of the Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that under performs other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the Portfolio’s and Underlying Funds’ investments are described below.
Equity Market Risk:
Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio or Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Foreign Securities and Currencies Risk:
Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.
Small and Mid-Cap Company Risk:
Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid- capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Risks of Concentrating in the Real Estate Industry:
The Portfolio is concentrated in the real estate industry. The exclusive focus by the Portfolio on the real estate industry will cause the Portfolio to be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, many foreign REIT-like entities are deemed for tax purposes as passive foreign investment companies (PFICs), which could result in the receipt of taxable dividends to shareholders at an unfavorable tax rate. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of the Portfolio may be materially different from the broad equity market.
Emerging Markets Risk:
Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Derivatives Risk:
Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging
purposes may be considered to carry more risk than other types of investments. When the Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.
Securities Lending Risk:
Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.
Operational Risk:
Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Cyber Security Risk:
The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance
The bar chart and table immediately following illustrate the variability of the DFA Global Real Estate Securities Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results.

Updated performance information for the Portfolio can be obtained by visiting
http://us.dimensional.com
.
The
after-tax
returns presented in the table for the DFA Global Real Estate Securities Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax
returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Global Real Estate Securities Portfolio Institutional Class Shares—Total Returns

January 2011-December 2020
Highest Quarter	Lowest Quarter
15.20% (1/19–3/19)	-26.63% (1/20–3/20)

Annualized Returns (%) Periods ending December 31, 2020
Average Annual Total Returns - DFA Global Real Estate Securities Portfolio		1 Year	5 Years	10 Years
DFA Global Real Estate Securities Portfolio Shares		(6.72%)	5.63%	7.57%
DFA Global Real Estate Securities Portfolio Shares | Return After Taxes on Distributions		(7.38%)	3.93%	5.91%
DFA Global Real Estate Securities Portfolio Shares | Return After Taxes on Distributions and Sale of Portfolio Shares		(3.79%)	3.74%	5.35%
S&P Global REIT Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	[1]	(9.09%)	3.66%	6.14%
[1]	Copyright© 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.